Risk and Uncertainties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Risk and Uncertainties [Abstract]
Schedule of Revenue and Outstanding Receivable	For the three and nine months ended September 30, 2024 and 2023, the customers who accounted for 10% or more of the Company’s revenues are presented as follows:
	For the three months ended September 30,
	2024				2023
Customer	Revenues		Percentage of revenues		Revenues		Percentage of revenues
Customer A		$982,137	18%			$4,286,883	32%
Customer B	$	*	*	%	$	*	* %
Customer C	$	*	*	%		$1,503,454	11%
Customer D		$1,063,350	20%			$1,581,322	12%

	For the nine months ended September 30,
	2024			2023
Customer	Revenues		Percentage of revenues	Revenues		Percentage of revenues
Customer A		$4,714,969	26%		$10,852,942	26%
Customer B	$	*	* %		$5,561,429	13%
Customer C	$	*	* %		$4,609,083	11%
Customer D		$3,426,311	19%		$4,633,225	11%
Customer E		$1,920,088	11%	$	*	* %
*	Customer who accounted for less than 10% of the total revenue during the periods.
*	Customer who accounted for less than 10% of the total accounts receivable as of period end.
For the years ended December 31, 2023 and 2022, the customers who accounted for 10% or more of the Company’s revenues and its outstanding receivable balances at year-end dates, are presented as follows:
	For the year ended December 31, 2023		As of December 31, 2023
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer A	$14,451,772	27%	$1,092,414
Customer B	$5,960,681	11%	$61,455
Customer C	$5,923,008	11%	$1,634
	For the year ended December 31, 2022		As of December 31, 2022
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer D	$6,816,652	22%	$305,841
Customer A	$5,823,065	19%	$432,858

Schedule of Total Revenue During the Periods	As of September 30, 2024 and December 31, 2023, the customers who accounted for 10% or more of the Company’s outstanding receivable balances are presented as follows:
	As of
Customer	September 30, 2024		December 31, 2023
Customer A	$	*	$1,092,414
Customer C	$	*	61,455
Customer D	$	*	$1,634
*	Customer who accounted for less than 10% of the total accounts receivable as of period end.

Schedule of Loan Receivable	The Company’s third-party customers that represent more than 10% of total loans receivable, and their related net loans receivable balance as a percentage of total loans receivable, as of September 30, 2024 and December 31, 2023 were as follows:
	As of
	September 30, 2024	December 31, 2023
Customer F	37.3%	37.3%
Customer G	29.7%	30.9%
Customer H	33.0%	31.8%
The Company’s third-party customers that represent more than 10% of total combined loans receivable, and their related net loans receivable balance as a percentage of total combined loans receivable, as of December 31, 2023 and 2022 were as follows:
	As of December 31,
	2023	2022

Customer E	37.3%	37.4%
Customer F	30.9%	31.6%
Customer G	31.8%	31.0%